Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Debt
Note 5 Debt

At June 30, 2011 and December 31, 2010, debt consists of the following:

	June 30, 2011	December 31, 2010

Convertible debt –secured – derivative liabilities	$2,759,995	$380,000
Conventional convertible debt – secured	-	225,000
Less: debt discount	(689,408)	(331,261)
Convertible debt – net	2,070,587	273,739

Secured debt	-	187,500

Unsecured debt	25,600	78,249

Total debt	2,096,187	539,488

Less: current portion	(2,008,567)	(289,488)

Long term debt	$87,620	$250,000

(A) Convertible Debt – Secured – Derivative Liabilities

During the six months ended June 30, 2011, the Company issued $3,735,733 (net proceeds was $3,443,990) in convertible debt – secured – derivative liabilities. The Company issued these debt instruments with 13 different sets of conversion terms.  The Material terms of the Company’s convertible debt – secured – derivative liabilities are as follows:

		Face Amount of Debt
Interest Rate	6% - 12%
Default interest rate	15% - 22%
Maturity	April 5, 2011 to June 2, 2014
Conversion terms 1	Average 10 day trade pricing divided by 200% of outstanding principal balance	$764,600
Conversion terms 2	Lesser of: Average of the lowest 2 closing prices of the 5 days preceding conversion date or $0.025/share	$775,000
Conversion terms 3	60% of the average of the lowest 3 closing prices in the 10 days preceding conversion date	$170,000
Conversion terms 4	$0.03	$100,000
Conversion terms 5	65% of the average of the lowest 3 closing prices in the 30 days preceding conversion	$303,800
Conversion terms 6	62% of the lowest closing prices in the 7 days preceding conversion date	$40,000
Conversion terms 7	70% of the average of the lowest 3 closing prices in the 30 days preceding conversion	$600,000
Conversion terms 8	50% of the average closing prices in the 10 days preceding conversion	$85,000
Conversion terms 9	45% of the lowest 3 closing prices in the 10 days preceding conversion	$277,500
Conversion terms 10	35% of the lowest 3 closing prices in the 10 days preceding conversion	$100,000
Conversion terms 11	Lesser of: 50% of average of the lowest 3 closing prices of the 20 days preceding conversion date or $0.05/share	$33,000
Conversion terms 12	50% of lowest trade price in preceding 20 days	$45,000
Conversion terms 13	80% of lowest trade price in preceding 30 days	$441,833
		$3,735,733
	Less original issue discount	$(87,650)
	Less debt issue costs	$(204,093)
	Net proceeds	$3,585,900

During the six months ended June 30, 2011, the Company converted $1,077,138 in notes into 49,941,545 shares of the Company’s common stock at prices ranging from $0.016 to $0.036/per share, based upon the terms of the debt conversion.

During the six months ended June 30, 2011, $278,600 in convertible debt was reclassified to demand loans due to the maturity of the notes.  The notes are unsecured and bear no interest.

The following is a summary of the Company’s convertible debt - secured:
Convertible debt – secured – derivative liabilities – December 31, 2010	$380,000
Issuance of convertible debt	3,735,733
Conversions of convertible debt to common stock	(1,077,138)
Conversions of convertible debt to demand loans	(278,600)
Convertible debt - secured – June 30, 2011	$2,759,995

On June 29, 2011, the Company issued a convertible note and warrants.  The note has an aggregate amount of $2,651,000, of which the Company can draw down in a series of tranches.  As of June 30, 2011, the Company received $400,000 net of original discount of $41,833 under the following terms:

●	6% interest;
●	Due 48 months from drawdown date; and
●	Unsecured.

The warrants contain the following provisions:

●	one warrant to purchase common stock equal to $800,000 divided by 80% of the lowest trade price of the stock during the 30 days immediately preceding the issue date;
●	The number of warrants is variable; and
●	The warrants expire 5 years from issuance.

(B)	Conventional Convertible Debt – Secured

Terms of the Company’s conventional convertible debt are as follows:

●	Interest rate 8%;
●	All notes were due by December 31, 2010, and were converted in 2011;
●	Conversion of principal and accrued interest at rates ranging from 150% - 300%;
●	Secured by all assets of the Company; and
●	All conversion rates associated with these instruments were at or above market. There is no BCF.

During the six months ended June 30, 2011, the Company issued 7,226,649 shares of common stock, having a fair value of $426,970 ($0.06 - $0.10/share) to settle convertible notes payable, originating prior to December 31, 2010, having a face value of $225,000.  As a result, the Company recorded a loss on debt conversion of $137,017.

The following is a summary of the Company’s conventional convertible debt - secured:
Conventional convertible debt - secured – December 31, 2010	$225,000
Settlement of debt through issuance of common stock	(225,000)
Conventional convertible debt - secured – June 30, 2011	$-

(C)	Secured Debt

During the six months ended June 30 2011, $187,500 was converted into 7,500,000 shares of common stock, having a fair value of $437,500 ($0.058/share - $0.059/share), based upon the quoted closing trading price. The Company recorded a loss on debt settlement of $250,000.
The following is a summary of the Company’s secured debt:
Secured debt – December 31, 2010	$187,500
Settlement of debt through issuance of common stock	(187,500)
Secured debt – June 30, 2011	$-

(D)	Unsecured Debt

During the six months ended June 30, 2011, $52,649 was converted into 1,337,445 shares of common stock, having a fair value of $76,647 ($0.101/share), based upon the quoted closing trading price. The Company recorded a loss on debt settlement of $24,107.
The following is a summary of the Company’s unsecured debt:
Unsecured debt – December 31, 2010	$78,249
Settlement of debt through issuance of common stock	(52,649)
Unsecured debt – June 30, 2011	$25,600

(E)	Debt Issue Costs

The following is a summary of the Company’s debt issue costs:

Debt issue costs – net – December 31, 2010	$34,404
Issue costs paid during six months ended June 30, 2011	216,367
Amortization of debt issue costs – June 30, 2011	(134,233)
Debt issue costs – net – June 30, 2011	$116,538

(F) Debt Discount

During the six months ended June 30, 2011, the Company issued convertible debt with embedded derivatives and warrants. The Company recorded the derivatives and warrants at fair value and are amortizing the debt discount over the life of the debt.  Debt discount is as follows:

Debt discount balance at December 31, 2010	$331,261
Discount recorded for convertible notes issued during six months ended June 30, 2011	3,258,106
Accretion of debt discount to interest expense during the six months ended June 30, 2011	(2,899,959)
Debt discount balance at June 30, 2011	$689,408

Note 5 Debt

At December 31, 2010 and 2009, debt consists of the following:

	2010	2009

Convertible debt	$605,000	$897,500
Less: debt discount	(331,261)	(467,636)
Convertible debt - net	273,739	429,864

Secured debt	187,500	-

Unsecured debt	78,249	30,000

Total debt	539,488	459,864

Less: current portion	(289,488)	(459,864)

Long term debt	$250,000	$-

Debt in default of $427,500 is included as a component of short-term debt. In 2011, $347,500 of this total was settled with the issuance of stock.

(A)	Convertible Debt – Secured – Derivative Liabilities

During 2010, the Company issued convertible notes, totaling $380,000, with the following provisions:

●	Interest rate 8%,
●	Default interest rate of 22% on notes aggregating $130,000,
●	Notes are due in May, June and September 2011 (short term - $130,000), and October and December 2013 (long term - $250,000),
●
Conversion rates equal to 60% or 70% of the market price on date of conversion by applying a specified formula that utilizes the average of quoted closing prices preceding the conversion date by 10 or 30 days, and then takes either lowest price in the period or the average of the three lowest; and

●	Secured by all assets of the Company

The investor is entitled at its option to convert all or part of the principal and accrued interest into shares of the Company’s common stock at a conversion price as discussed above.  The Company classified the embedded conversion feature as a derivative liability due to management’s assessment that the Company may not have sufficient authorized number of shares of common stock required to net-share settle. See Note 6 regarding accounting for derivative liabilities.

In the first quarter of 2011, the Company issued 1,585,944 shares of common stock, having a fair value of $91,235 ($0.05 - $0.06/share) to settle convertible notes payable, originating in 2010, having a face value of $50,000.  As a result, the Company recorded a loss on debt conversion of $41,235.

During 2010, the Company amortized $48,739 to interest expense.

(B)	Conventional Convertible Debt - Secured

During 2010, the Company issued conventional convertible notes, totaling $466,000, with the following provisions:

● Interest rate 8%,
● All notes were due by December 31, 2010,
● Conversion of principal and accrued interest at rates ranging from 150% - 300%; and
● Secured by all assets of the Company
● All conversion rates associated with these instruments were at or above market. There is no BCF.

In the first quarter of 2011, the Company issued 5,257,614 shares of common stock, having a fair value of $384,407 ($0.06 - $0.10/share) to settle convertible notes payable, originating prior to December 31, 2010, having a face value of $145,000.  As a result, the Company recorded a loss on debt conversion of $239,407.

In 2010, the Company accrued $22,770 for interest for all convertible debt.

In 2009, the Company issued $897,500 in convertible notes under the same terms as discussed above.  The Company recorded a BCF of $547,000, amortized $79,364 and reflected a balance of $429,864, which was amortized in full during 2010. The Company repaid $5,000 in 2009.

Accrued interest on the 2009 debt was $14,721.

(C)	Secured Debt

During February 2010, the Company issued original issue discount notes having a face value of $187,500 for gross proceeds of $150,000. The issuance costs of $37,500 was recorded to interest expense and charged to additional paid in capital. These notes were non-interest bearing, secured by the Company’s accounts receivable and due in May 2010.  At December 31, 2010, these notes were in default.

These debt holders were also entitled to one share of common stock for every three dollars of principal invested.  The Company issued 50,000 shares of common stock, as additional interest expense, having a fair value of $30,500 ($0.61/share), based upon the quoted closing trading price.

In the first quarter of 2011, $187,500 was converted into 7,500,000 shares of common stock, having a fair value of $450,000 ($0.06/share), based upon the quoted closing trading price. The Company recorded a loss on debt settlement of $262,500. As of March 31, 2011, the balance of secured debt is $0.

(D)	Unsecured Debt

During 2010, the Company executed loans, for $1,144,608, with the following provisions:

●	Interest rate at 0%, 8%, or 10%,
●	Notes are due on demand, or; March 2010, December 2010 and September 2011

At December 31, 2010, $15,000 was in default. However, in 2011, the Company issued 478,897 shares of common stock, having a fair value of $47,889 ($0.10/share), based upon the quoted closing trading price. The Company recorded a loss on debt settlement of $29,389. As of March 31, 2011, the balance of unsecured debt is $15,000.

In 2010, the Company accrued $2,400 for interest.

In 2009, the Company executed loans for $30,000.  The loans bore interest at 10% and was unsecured. At December 31, 2010, this debt was in default.

(E)	Debt Issue Costs

During the year ended 2010 and 2009, the Company paid debt issue costs totaling $42,000 and $0, respectively.

The following is a summary of the Company’s debt issue costs:

Debt issue costs paid – 2010	$42,000
Amortization of debt issue costs – 2010	(7,596)
Debt issue costs – net – 2010	$34,404

During 2010, the Company amortized $7,596.

(F)	Debt Discount

During the year ended 2010 and 2009, the Company recorded debt discounts totaling $380,000 and $547,000, respectively.

The debt discount recorded in 2010 pertains to convertible debt that contains embedded conversion options that are required to bifurcated and reported at fair value (See Note 9).

In 2009, all debt discounts were associated with conventional convertible debt that contains a BCF.